Average Annual Total Returns			12 Months Ended	60 Months Ended	86 Months Ended	120 Months Ended
		Aug. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF
Prospectus [Line Items]
Average Annual Return, Percent			36.98%	19.01%		16.98%
Performance Inception Date		Oct. 26, 2005
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.84%	18.81%		16.74%
Invesco Aerospace & Defense ETF | Invesco Aerospace & Defense ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.00%	15.44%		14.43%
Invesco Aerospace & Defense ETF | SPADE® Defense Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.80%	19.63%		17.63%
Invesco Aerospace & Defense ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Aerospace & Defense ETF | S&P Composite 1500® Aerospace & Defense Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			44.15%	18.81%		15.17%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF
Prospectus [Line Items]
Average Annual Return, Percent			31.87%	4.67%		16.42%
Performance Inception Date		Jun. 23, 2005
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			31.85%	4.19%		16.15%
Invesco AI and Next Gen Software ETF | Invesco AI and Next Gen Software ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			18.88%	3.43%		13.92%
Invesco AI and Next Gen Software ETF | STOXX World AC NexGen Software Development Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		32.45%
Invesco AI and Next Gen Software ETF | Blended - Invesco AI and Next Gen Software Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		32.45%	4.93%		16.95%
Invesco AI and Next Gen Software ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco AI and Next Gen Software ETF | S&P Composite 1500® Software & Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.61%	12.23%		18.32%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.70%	3.44%		5.20%
Performance Inception Date		Jun. 23, 2005
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.27%	3.36%		5.12%
Invesco Biotechnology & Genome ETF | Invesco Biotechnology & Genome ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.71%	2.64%		4.12%
Invesco Biotechnology & Genome ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Biotechnology & Genome ETF | Dynamic Biotech & Genome Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.26%	4.00%		5.60%
Invesco Biotechnology & Genome ETF | S&P Composite 1500® Biotechnology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.25%	10.50%		7.58%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.73%	8.99%		9.56%
Performance Inception Date		May 19, 2006
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.24%	8.67%		9.27%
Invesco Bloomberg Analyst Rating Improvers ETF | Invesco Bloomberg Analyst Rating Improvers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.44%	7.05%		7.78%
Invesco Bloomberg Analyst Rating Improvers ETF | Bloomberg ANR Improvers Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		9.21%
Invesco Bloomberg Analyst Rating Improvers ETF | Blended - Invesco Bloomberg Analyst Rating Improvers ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		9.21%	9.50%		10.21%
Invesco Bloomberg Analyst Rating Improvers ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco Bloomberg Analyst Rating Improvers ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	9.12%		10.72%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.99%	8.24%		8.79%
Performance Inception Date		May 01, 2003
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	7.83%		8.42%
Invesco Bloomberg MVP Multi-factor ETF | Invesco Bloomberg MVP Multi-factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.85%	6.41%		7.11%
Invesco Bloomberg MVP Multi-factor ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Bloomberg MVP Multi-factor ETF | Bloomberg MVP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]		6.20%
Invesco Bloomberg MVP Multi-factor ETF | Blended - Invesco Bloomberg MVP Multi-Factor Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]		6.20%	8.64%		9.37%
Invesco Building & Construction ETF | Invesco Building & Construction ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.75%	17.99%		14.96%
Performance Inception Date		Oct. 26, 2005
Invesco Building & Construction ETF | Invesco Building & Construction ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			22.71%	17.91%		14.87%
Invesco Building & Construction ETF | Invesco Building & Construction ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.50%	14.62%		12.67%
Invesco Building & Construction ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Building & Construction ETF | Dynamic Building & Construction Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			23.53%	18.69%		15.68%
Invesco Building & Construction ETF | S&P Composite 1500® Construction & Engineering Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			35.83%	34.12%		22.18%
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.78%	14.04%		12.82%
Performance Inception Date		Dec. 20, 2006
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.47%	13.76%		12.49%
Invesco BuyBack Achievers ETF | Invesco BuyBack Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.70%	11.23%		10.64%
Invesco BuyBack Achievers ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco BuyBack Achievers ETF | Nasdaq US BuyBack Achievers™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.54%	14.73%		13.50%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.88%	11.36%		11.83%
Performance Inception Date		Sep. 15, 2005
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.48%	10.89%		11.31%
Invesco Dividend Achievers ETF | Invesco Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.48%	8.96%		9.70%
Invesco Dividend Achievers ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco Dividend Achievers ETF | Nasdaq US Broad Dividend Achievers™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.50%	11.95%		12.41%
Invesco Dividend Achievers ETF | Russell 3000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.71%	11.18%		10.46%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			27.82%	10.02%		9.64%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.58%	9.77%		9.36%
Invesco Dorsey Wright Basic Materials Momentum ETF | Invesco Dorsey Wright Basic Materials Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.61%	7.91%		7.86%
Invesco Dorsey Wright Basic Materials Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Basic Materials Momentum ETF | Dorsey Wright Basic Materials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.55%	10.63%		10.31%
Invesco Dorsey Wright Basic Materials Momentum ETF | S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	6.79%		9.92%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.58%	6.79%		9.40%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.55%	6.71%		9.30%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.32%	5.31%		7.71%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | Dorsey Wright Consumer Cyclicals Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.20%	7.38%		9.96%
Invesco Dorsey Wright Consumer Cyclicals Momentum ETF | S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.04%	9.02%		13.19%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			(3.30%)	4.25%		7.02%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.50%)	3.94%		6.75%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Invesco Dorsey Wright Consumer Staples Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.79%)	3.26%		5.64%
Invesco Dorsey Wright Consumer Staples Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Consumer Staples Momentum ETF | Dorsey Wright Consumer Staples Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(2.73%)	4.79%		7.64%
Invesco Dorsey Wright Consumer Staples Momentum ETF | S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.90%	7.18%		8.16%
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.91%	23.01%		4.78%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.46%	22.48%		4.35%
Invesco Dorsey Wright Energy Momentum ETF | Invesco Dorsey Wright Energy Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.63%	18.93%		3.70%
Invesco Dorsey Wright Energy Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Energy Momentum ETF | Dorsey Wright Energy Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.47%	23.70%		5.34%
Invesco Dorsey Wright Energy Momentum ETF | S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.68%	23.78%		8.32%
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			2.19%	7.94%		8.31%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.03%	7.37%		7.79%
Invesco Dorsey Wright Financial Momentum ETF | Invesco Dorsey Wright Financial Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.42%	6.07%		6.58%
Invesco Dorsey Wright Financial Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Financial Momentum ETF | Dorsey Wright Financials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			2.82%	8.59%		8.98%
Invesco Dorsey Wright Financial Momentum ETF | S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.02%	15.27%		13.18%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			28.09%	(0.78%)		10.79%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			26.57%	(1.02%)		10.66%
Invesco Dorsey Wright Healthcare Momentum ETF | Invesco Dorsey Wright Healthcare Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.66%	(0.69%)		8.91%
Invesco Dorsey Wright Healthcare Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Healthcare Momentum ETF | Dorsey Wright Healthcare Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.61%	(0.31%)		11.36%
Invesco Dorsey Wright Healthcare Momentum ETF | S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.60%	8.21%		9.91%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.79%	13.98%		15.14%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.73%	13.87%		15.02%
Invesco Dorsey Wright Industrials Momentum ETF | Invesco Dorsey Wright Industrials Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.19%	11.21%		12.82%
Invesco Dorsey Wright Industrials Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Industrials Momentum ETF | Dorsey Wright Industrials Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.48%	14.62%		15.82%
Invesco Dorsey Wright Industrials Momentum ETF | S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.42%	13.66%		13.02%
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.25%	6.08%		11.22%
Performance Inception Date		Mar. 01, 2007
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.20%	6.02%		11.14%
Invesco Dorsey Wright Momentum ETF | Invesco Dorsey Wright Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	4.74%		9.32%
Invesco Dorsey Wright Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Momentum ETF | Dorsey Wright Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.93%	6.74%		11.91%
Invesco Dorsey Wright Momentum ETF | Russell 3000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.15%	14.59%		17.59%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			5.53%	10.33%		19.26%
Performance Inception Date		Oct. 12, 2006
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.41%	10.30%		19.23%
Invesco Dorsey Wright Technology Momentum ETF | Invesco Dorsey Wright Technology Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.25%	8.20%		16.65%
Invesco Dorsey Wright Technology Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Technology Momentum ETF | Dorsey Wright Technology Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.05%	10.92%		19.90%
Invesco Dorsey Wright Technology Momentum ETF | S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.04%	20.91%		24.30%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.15%	8.92%		9.55%
Performance Inception Date		Oct. 26, 2005
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.53%	8.35%		8.93%
Invesco Dorsey Wright Utilities Momentum ETF | Invesco Dorsey Wright Utilities Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.38%	6.95%		7.70%
Invesco Dorsey Wright Utilities Momentum ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Dorsey Wright Utilities Momentum ETF | Dorsey Wright Utilities Technical Leaders™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.75%	9.56%		10.19%
Invesco Dorsey Wright Utilities Momentum ETF | S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.04%	9.73%		10.61%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.72%	11.83%		11.89%
Performance Inception Date		Dec. 16, 2015
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			14.97%	10.99%		10.95%
Invesco Dow Jones Industrial Average Dividend ETF | Invesco Dow Jones Industrial Average Dividend ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.79%	9.27%		9.54%
Invesco Dow Jones Industrial Average Dividend ETF | Dow Jones Industrial Average Yield Weighted Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.84%	11.92%		12.04%
Invesco Dow Jones Industrial Average Dividend ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco Dow Jones Industrial Average Dividend ETF | Dow Jones Industrial Average Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.92%	11.58%		13.11%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF
Prospectus [Line Items]
Average Annual Return, Percent			(2.91%)	25.83%		5.60%
Performance Inception Date		Oct. 26, 2005
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.57%)	25.02%		4.74%
Invesco Energy Exploration & Production ETF | Invesco Energy Exploration & Production ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.23%)	21.38%		4.19%
Invesco Energy Exploration & Production ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Energy Exploration & Production ETF | Dynamic Energy Exploration & Production Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(2.36%)	26.62%		6.20%
Invesco Energy Exploration & Production ETF | S&P Composite 1500® Oil & Gas Exploration & Production Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.40%)	24.54%		7.28%
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF
Prospectus [Line Items]
Average Annual Return, Percent			3.11%	(0.38%)		2.76%
Performance Inception Date		Dec. 01, 2006
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			1.51%	(1.77%)		1.38%
Invesco Financial Preferred ETF | Invesco Financial Preferred ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.79%	(0.39%)		2.03%
Invesco Financial Preferred ETF | ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]		3.60%
Invesco Financial Preferred ETF | Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		3.60%	0.06%		3.13%
Invesco Financial Preferred ETF | Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.36%)		2.01%
Invesco Financial Preferred ETF | S&P U.S. Preferred Stock Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.01%	2.12%		4.15%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF
Prospectus [Line Items]
Average Annual Return, Percent			(1.87%)	6.11%		4.78%
Performance Inception Date		Jun. 23, 2005
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(2.28%)	5.73%		4.44%
Invesco Food & Beverage ETF | Invesco Food & Beverage ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.80%)	4.77%		3.76%
Invesco Food & Beverage ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Food & Beverage ETF | Dynamic Food & Beverage Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.23%)	6.79%		5.43%
Invesco Food & Beverage ETF | S&P Composite 1500® Food Beverage & Tobacco Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.45%	6.02%		6.39%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.52%	6.49%		9.30%
Performance Inception Date		Oct. 24, 2006
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.20%	3.96%		6.87%
Invesco Global Listed Private Equity ETF | Invesco Global Listed Private Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			3.99%	3.97%		6.44%
Invesco Global Listed Private Equity ETF | Red Rocks Global Listed Private Equity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.43%	7.38%		10.19%
Invesco Global Listed Private Equity ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.73%	(12.65%)		0.35%
Performance Inception Date		Dec. 09, 2004
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.44%	(13.37%)		(0.23%)
Invesco Golden Dragon China ETF | Invesco Golden Dragon China ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.33%	(9.19%)		0.07%
Invesco Golden Dragon China ETF | Nasdaq Golden Dragon China Index™ (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.25%	(12.69%)		0.52%
Invesco Golden Dragon China ETF | MSCI China Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.17%	(3.20%)		5.54%
Invesco Golden Dragon China ETF | FTSE China 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			29.51%	(0.63%)		4.39%
Invesco High Yield Equity Dividend AchieversTM ETF | Invesco High Yield Equity Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			0.62%	7.96%		8.83%
Performance Inception Date		Dec. 09, 2004
Invesco High Yield Equity Dividend AchieversTM ETF | Invesco High Yield Equity Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(0.52%)	6.82%		7.73%
Invesco High Yield Equity Dividend AchieversTM ETF | Invesco High Yield Equity Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.17%	6.18%		7.01%
Invesco High Yield Equity Dividend AchieversTM ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco High Yield Equity Dividend AchieversTM ETF | Nasdaq US Dividend Achievers 50™ Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			1.16%	8.53%		9.38%
Invesco High Yield Equity Dividend AchieversTM ETF | Dow Jones U.S. Select Dividend Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.12%	12.43%		10.83%
Invesco International Dividend AchieversTM ETF | Invesco International Dividend Achievers ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.40%	11.28%		8.81%
Performance Inception Date		Sep. 15, 2005
Invesco International Dividend AchieversTM ETF | Invesco International Dividend Achievers ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			23.26%	10.23%		7.85%
Invesco International Dividend AchieversTM ETF | Invesco International Dividend Achievers ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.96%	8.68%		6.92%
Invesco International Dividend AchieversTM ETF | Nasdaq International Dividend Achievers™ Index (Net) (reflects invested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.36%	11.10%		8.85%
Invesco International Dividend AchieversTM ETF | MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%	8.92%		8.18%
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			24.95%	13.66%		15.52%
Performance Inception Date		Mar. 03, 2005
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			24.95%	13.61%		15.41%
Invesco Large Cap Growth ETF | Invesco Large Cap Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			14.77%	10.96%		13.16%
Invesco Large Cap Growth ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco Large Cap Growth ETF | Dynamic Large Cap Growth Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			25.65%	14.30%		16.19%
Invesco Large Cap Growth ETF | Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.56%	15.32%		18.13%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			19.53%	14.00%		11.14%
Performance Inception Date		Mar. 03, 2005
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.88%	13.40%		10.54%
Invesco Large Cap Value ETF | Invesco Large Cap Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.96%	11.12%		9.06%
Invesco Large Cap Value ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco Large Cap Value ETF | Dynamic Large Cap Value Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.20%	14.64%		11.76%
Invesco Large Cap Value ETF | Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.91%	11.33%		10.53%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.60%	9.33%		5.84%
Performance Inception Date		Jun. 23, 2005
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.52%	9.23%		5.69%
Invesco Leisure and Entertainment ETF | Invesco Leisure and Entertainment ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.46%	7.37%		4.65%
Invesco Leisure and Entertainment ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Leisure and Entertainment ETF | Dynamic Leisure & Entertainment Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.23%	9.80%		6.43%
Invesco Leisure and Entertainment ETF | S&P Composite 1500® Hotels Restaurants & Leisure Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.92%	8.93%		11.34%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.67%	(5.36%)		7.25%
Performance Inception Date		Oct. 24, 2006
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.13%	(6.45%)		6.54%
Invesco MSCI Sustainable Future ETF | Invesco MSCI Sustainable Future ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.62%	(4.10%)		5.78%
Invesco MSCI Sustainable Future ETF | MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.34%	11.19%		11.72%
Invesco MSCI Sustainable Future ETF | MSCI Global Environment Select Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		18.35%	(5.38%)
Invesco MSCI Sustainable Future ETF | Blended - MSCI Global Environment Select Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[10]		18.35%	(4.94%)		7.82%
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.65%	3.40%		12.91%
Performance Inception Date		Jun. 12, 2008
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.62%	3.39%		12.91%
Invesco NASDAQ Internet ETF | Invesco NASDAQ Internet ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.24%	2.63%		10.86%
Invesco NASDAQ Internet ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco NASDAQ Internet ETF | Nasdaq CTA InternetTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.33%	3.96%		13.53%
Invesco NASDAQ Internet ETF | Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.02%	15.30%		19.70%
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF
Prospectus [Line Items]
Average Annual Return, Percent			28.63%	10.99%		15.59%
Performance Inception Date		Jun. 23, 2005
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			28.24%	10.65%		15.32%
Invesco Next Gen Connectivity ETF | Invesco Next Gen Connectivity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.03%	8.63%		13.16%
Invesco Next Gen Connectivity ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Next Gen Connectivity ETF | STOXX World AC NexGen Connectivity Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[11]		28.87%
Invesco Next Gen Connectivity ETF | Blended - Invesco Next Gen Connectivity Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[12]		28.87%	11.10%		15.91%
Invesco Next Gen Connectivity ETF | S&P Composite 1500® Communications Equipment Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.63%	19.50%		16.58%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF
Prospectus [Line Items]
Average Annual Return, Percent			15.72%	6.09%		9.71%
Performance Inception Date		Jun. 23, 2005
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.67%	5.83%		9.52%
Invesco Next Gen Media and Gaming ETF | Invesco Next Gen Media and Gaming ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.34%	4.65%		7.93%
Invesco Next Gen Media and Gaming ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Next Gen Media and Gaming ETF | STOXX World AC NexGen Media Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[13]		16.51%
Invesco Next Gen Media and Gaming ETF | Blended - Invesco Next Gen Media and Gaming Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[14]		16.51%	6.38%		10.20%
Invesco Next Gen Media and Gaming ETF | S&P Composite 1500® Media Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(11.51%)	(7.20%)		2.24%
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.65%	17.61%		(4.59%)
Performance Inception Date		Oct. 26, 2005
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.63%	16.85%		(5.19%)
Invesco Oil & Gas Services ETF | Invesco Oil & Gas Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.40%	14.08%		(3.45%)
Invesco Oil & Gas Services ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Oil & Gas Services ETF | Dynamic Oil Services Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.22%	18.74%		(3.83%)
Invesco Oil & Gas Services ETF | S&P Composite 1500® Energy Equipment & Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			4.65%	13.31%		(2.75%)
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF
Prospectus [Line Items]
Average Annual Return, Percent			27.90%	9.00%		5.07%
Performance Inception Date		Jun. 23, 2005
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			27.56%	8.74%		4.83%
Invesco Pharmaceuticals ETF | Invesco Pharmaceuticals ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			16.70%	7.06%		3.98%
Invesco Pharmaceuticals ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Pharmaceuticals ETF | Dynamic Pharmaceutical Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			28.59%	9.56%		5.63%
Invesco Pharmaceuticals ETF | S&P Composite 1500® Pharmaceuticals Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			26.61%	13.12%		10.65%
Invesco RAFI US 1000 ETF | Invesco RAFI US 1000 ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.38%	14.08%		12.67%
Performance Inception Date		Dec. 19, 2005
Invesco RAFI US 1000 ETF | Invesco RAFI US 1000 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.91%	13.59%		12.14%
Invesco RAFI US 1000 ETF | Invesco RAFI US 1000 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.18%	11.22%		10.43%
Invesco RAFI US 1000 ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco RAFI US 1000 ETF | RAFI Fundamental Select US 1000 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[15]		18.79%
Invesco RAFI US 1000 ETF | Custom Invesco RAFI U.S. 1000 ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[16]		18.78%	14.50%		13.07%
Invesco RAFI US 1000 ETF | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.37%	13.59%		14.59%
Invesco RAFI US 1500 Small-Mid ETF | Invesco RAFI US 1500 Small-Mid ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.17%	10.13%		10.73%
Performance Inception Date		Sep. 20, 2006
Invesco RAFI US 1500 Small-Mid ETF | Invesco RAFI US 1500 Small-Mid ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.94%	9.76%		10.36%
Invesco RAFI US 1500 Small-Mid ETF | Invesco RAFI US 1500 Small-Mid ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.76%	7.94%		8.77%
Invesco RAFI US 1500 Small-Mid ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco RAFI US 1500 Small-Mid ETF | RAFI Fundamental Select US 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[17]		11.54%
Invesco RAFI US 1500 Small-Mid ETF | Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[18]		11.52%	10.38%		10.98%
Invesco RAFI US 1500 Small-Mid ETF | Russell 2000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			12.81%	6.09%		9.62%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.67%	13.70%		14.02%
Performance Inception Date		Dec. 01, 2006
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.18%	13.18%		13.49%
Invesco S&P 100 Equal Weight ETF | Invesco S&P 100 Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.77%	10.89%		11.64%
Invesco S&P 100 Equal Weight ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P 100 Equal Weight ETF | S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.00%	14.00%		13.63%
Invesco S&P 100 Equal Weight ETF | Blended - S&P 100® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[19]		18.00%	14.00%		14.31%
Invesco S&P 100 Equal Weight ETF | S&P 100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.14%	16.44%		16.21%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.47%	8.87%		6.74%
Performance Inception Date		Dec. 20, 2007
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.18%	6.77%		4.74%
Invesco S&P 500 BuyWrite ETF | Invesco S&P 500 BuyWrite ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.02%	5.97%		4.35%
Invesco S&P 500 BuyWrite ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500 BuyWrite ETF | CBOE S&P 500 BuyWrite IndexSM (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.91%	9.33%		7.31%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.79%	10.86%		14.04%
Performance Inception Date		Jun. 16, 2011
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.52%	10.55%		13.75%
Invesco S&P 500 GARP ETF | Invesco S&P 500 GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.99%	8.60%		11.78%
Invesco S&P 500 GARP ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500 GARP ETF | S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[20]		10.21%	11.25%
Invesco S&P 500 GARP ETF | Blended - S&P 500® GARP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[21]		10.21%	11.25%		14.45%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			20.21%	13.11%		11.60%
Performance Inception Date		Jun. 16, 2011
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.54%	12.54%		10.97%
Invesco S&P 500 Value with Momentum ETF | Invesco S&P 500 Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.29%	10.38%		9.45%
Invesco S&P 500 Value with Momentum ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500 Value with Momentum ETF | S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[22]		20.49%	13.52%
Invesco S&P 500 Value with Momentum ETF | Blended - S&P 500® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[23]		20.49%	13.52%		12.01%
Invesco S&P 500® Equal Weight Communication Services ETF | Invesco S&P 500® Equal Weight Communication Services ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.32%	5.99%	7.84%
Performance Inception Date		Nov. 07, 2018
Invesco S&P 500® Equal Weight Communication Services ETF | Invesco S&P 500® Equal Weight Communication Services ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.75%	5.66%	7.49%
Invesco S&P 500® Equal Weight Communication Services ETF | Invesco S&P 500® Equal Weight Communication Services ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.07%	4.62%	6.18%
Invesco S&P 500® Equal Weight Communication Services ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%	15.09%
Invesco S&P 500® Equal Weight Communication Services ETF | S&P 500® Equal Weight Communication Services Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			18.07%	6.27%	8.16%
Invesco S&P 500® Equal Weight Communication Services ETF | S&P 500® Communication Services Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			33.55%	16.35%	17.53%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | Invesco S&P 500® Equal Weight Consumer Discretionary ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.97%	7.97%		8.59%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | Invesco S&P 500® Equal Weight Consumer Discretionary ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.68%	7.73%		8.22%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | Invesco S&P 500® Equal Weight Consumer Discretionary ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.91%	6.24%		6.88%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | S&P 500® Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.04%	9.02%		13.19%
Invesco S&P 500® Equal Weight Consumer Discretionary ETF | S&P 500® Equal Weight Consumer Discretionary Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.41%	8.38%		8.99%
Invesco S&P 500® Equal Weight Consumer Staples ETF | Invesco S&P 500® Equal Weight Consumer Staples ETF
Prospectus [Line Items]
Average Annual Return, Percent			(0.93%)	1.72%		4.70%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Consumer Staples ETF | Invesco S&P 500® Equal Weight Consumer Staples ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(1.56%)	1.10%		4.04%
Invesco S&P 500® Equal Weight Consumer Staples ETF | Invesco S&P 500® Equal Weight Consumer Staples ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.07%)	1.33%		3.62%
Invesco S&P 500® Equal Weight Consumer Staples ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Consumer Staples ETF | S&P 500® Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.90%	7.18%		8.16%
Invesco S&P 500® Equal Weight Consumer Staples ETF | S&P 500® Equal Weight Consumer Staples Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(0.60%)	2.12%		5.12%
Invesco S&P 500® Equal Weight Energy ETF | Invesco S&P 500® Equal Weight Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.08%	24.19%		8.21%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Energy ETF | Invesco S&P 500® Equal Weight Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.40%	23.35%		7.44%
Invesco S&P 500® Equal Weight Energy ETF | Invesco S&P 500® Equal Weight Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.64%	19.86%		6.41%
Invesco S&P 500® Equal Weight Energy ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Energy ETF | S&P 500® Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.68%	23.78%		8.32%
Invesco S&P 500® Equal Weight Energy ETF | S&P 500® Equal Weight Energy Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[24]		7.51%
Invesco S&P 500® Equal Weight Energy ETF | Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[25]		7.51%	24.75%		8.63%
Invesco S&P 500® Equal Weight ETF | Invesco S&P 500® Equal Weight ETF
Prospectus [Line Items]
Average Annual Return, Percent			11.25%	10.25%		11.46%
Performance Inception Date		Apr. 24, 2003
Invesco S&P 500® Equal Weight ETF | Invesco S&P 500® Equal Weight ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.63%	9.77%		10.92%
Invesco S&P 500® Equal Weight ETF | Invesco S&P 500® Equal Weight ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.80%	8.02%		9.32%
Invesco S&P 500® Equal Weight ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight ETF | S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.43%	10.48%		11.71%
Invesco S&P 500® Equal Weight Financials ETF | Invesco S&P 500® Equal Weight Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.12%	12.42%		12.11%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Financials ETF | Invesco S&P 500® Equal Weight Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.71%	11.91%		10.00%
Invesco S&P 500® Equal Weight Financials ETF | Invesco S&P 500® Equal Weight Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.27%	9.83%		8.73%
Invesco S&P 500® Equal Weight Financials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Financials ETF | S&P 500® Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			15.02%	15.27%		13.18%
Invesco S&P 500® Equal Weight Financials ETF | S&P 500® Equal Weight Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.61%	12.86%		12.61%
Invesco S&P 500® Equal Weight Health Care ETF | Invesco S&P 500® Equal Weight Health Care ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.34%	4.72%		8.22%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Health Care ETF | Invesco S&P 500® Equal Weight Health Care ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.12%	4.53%		8.04%
Invesco S&P 500® Equal Weight Health Care ETF | Invesco S&P 500® Equal Weight Health Care ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.62%	3.64%		6.67%
Invesco S&P 500® Equal Weight Health Care ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Health Care ETF | S&P 500® Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.60%	8.21%		9.91%
Invesco S&P 500® Equal Weight Health Care ETF | S&P 500® Equal Weight Health Care Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.77%	5.11%		8.64%
Invesco S&P 500® Equal Weight Industrials ETF | Invesco S&P 500® Equal Weight Industrials ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.85%	13.51%		14.43%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Industrials ETF | Invesco S&P 500® Equal Weight Industrials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.62%	13.24%		14.05%
Invesco S&P 500® Equal Weight Industrials ETF | Invesco S&P 500® Equal Weight Industrials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.37%	10.79%		12.03%
Invesco S&P 500® Equal Weight Industrials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Industrials ETF | S&P 500® Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.42%	13.66%		13.02%
Invesco S&P 500® Equal Weight Industrials ETF | S&P 500® Equal Weight Industrials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			14.34%	13.97%		14.89%
Invesco S&P 500® Equal Weight Materials ETF | Invesco S&P 500® Equal Weight Materials ETF
Prospectus [Line Items]
Average Annual Return, Percent			6.67%	6.15%		10.44%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Materials ETF | Invesco S&P 500® Equal Weight Materials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.12%	5.66%		9.87%
Invesco S&P 500® Equal Weight Materials ETF | Invesco S&P 500® Equal Weight Materials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.30%	4.78%		8.47%
Invesco S&P 500® Equal Weight Materials ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Materials ETF | S&P 500® Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	6.79%		9.92%
Invesco S&P 500® Equal Weight Materials ETF | S&P 500® Equal Weight Materials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.13%	6.55%		10.86%
Invesco S&P 500® Equal Weight Real Estate ETF | Invesco S&P 500® Equal Weight Real Estate ETF
Prospectus [Line Items]
Average Annual Return, Percent			(2.04%)	5.85%		5.81%
Performance Inception Date		Aug. 13, 2015
Invesco S&P 500® Equal Weight Real Estate ETF | Invesco S&P 500® Equal Weight Real Estate ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(3.06%)	4.64%		4.55%
Invesco S&P 500® Equal Weight Real Estate ETF | Invesco S&P 500® Equal Weight Real Estate ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(1.18%)	4.03%		4.01%
Invesco S&P 500® Equal Weight Real Estate ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Real Estate ETF | S&P 500® Equal Weight Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			(1.63%)	6.26%		6.20%
Invesco S&P 500® Equal Weight Real Estate ETF | S&P 500® Real Estate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			3.15%	5.66%
Invesco S&P 500® Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF
Prospectus [Line Items]
Average Annual Return, Percent			22.03%	13.02%		18.30%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.99%	12.87%		18.01%
Invesco S&P 500® Equal Weight Technology ETF | Invesco S&P 500 Equal Weight Technology ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.17%	10.40%		15.61%
Invesco S&P 500® Equal Weight Technology ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Technology ETF | S&P 500® Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			24.04%	20.91%		24.30%
Invesco S&P 500® Equal Weight Technology ETF | S&P 500® Equal Weight Information Technology Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.57%	13.47%		18.79%
Invesco S&P 500® Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF
Prospectus [Line Items]
Average Annual Return, Percent			16.82%	11.20%		10.60%
Performance Inception Date		Nov. 01, 2006
Invesco S&P 500® Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.09%	10.52%		9.74%
Invesco S&P 500® Equal Weight Utilities ETF | Invesco S&P 500 Equal Weight Utilities ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.43%	8.79%		8.43%
Invesco S&P 500® Equal Weight Utilities ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Equal Weight Utilities ETF | S&P 500® Utilities Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			16.04%	9.73%		10.61%
Invesco S&P 500® Equal Weight Utilities ETF | S&P 500® Equal Weight Utilities Plus Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.29%	11.65%		11.04%
Invesco S&P 500® Pure Growth ETF | Invesco S&P 500 Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.34%	8.05%		11.84%
Performance Inception Date		Mar. 01, 2006
Invesco S&P 500® Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			13.31%	7.91%		11.66%
Invesco S&P 500® Pure Growth ETF | Invesco S&P 500 Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.98%	6.31%		9.82%
Invesco S&P 500® Pure Growth ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P 500® Pure Growth ETF | S&P 500® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.75%	8.43%		12.24%
Invesco S&P 500® Pure Growth ETF | S&P 500® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.18%	15.04%		16.99%
Invesco S&P 500® Pure Value ETF | Invesco S&P 500 Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			17.65%	13.61%		10.22%
Performance Inception Date		Mar. 01, 2006
Invesco S&P 500® Pure Value ETF | Invesco S&P 500 Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.84%	12.96%		9.53%
Invesco S&P 500® Pure Value ETF | Invesco S&P 500 Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			10.85%	10.79%		8.18%
Invesco S&P 500® Pure Value ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P 500® Pure Value ETF | S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.73%	13.92%		10.54%
Invesco S&P 500® Pure Value ETF | S&P 500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.19%	12.96%		11.73%
Invesco S&P 500® Quality ETF | Invesco S&P 500 Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			13.24%	13.83%		14.27%
Performance Inception Date		Dec. 06, 2005
Invesco S&P 500® Quality ETF | Invesco S&P 500 Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.93%	13.45%		13.84%
Invesco S&P 500® Quality ETF | Invesco S&P 500 Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			8.03%	11.02%		11.90%
Invesco S&P 500® Quality ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco S&P 500® Quality ETF | S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.43%	14.02%		13.98%
Invesco S&P 500® Quality ETF | Blended - S&P 500® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[26]		13.43%	14.02%		14.49%
Invesco S&P 500® Top 50 ETF | Invesco S&P 500 Top 50 ETF
Prospectus [Line Items]
Average Annual Return, Percent			19.49%	16.86%		16.78%
Performance Inception Date		May 04, 2005
Invesco S&P 500® Top 50 ETF | Invesco S&P 500 Top 50 ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			19.25%	16.58%		16.30%
Invesco S&P 500® Top 50 ETF | Invesco S&P 500 Top 50 ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.60%	13.58%		14.08%
Invesco S&P 500® Top 50 ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P 500® Top 50 ETF | S&P 100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			20.14%	16.44%		16.21%
Invesco S&P 500® Top 50 ETF | S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			19.81%	17.09%		17.02%
Invesco S&P 500® Top 50 ETF | Blended - S&P 500® Top 50 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[27]		19.81%	17.09%		17.03%
Invesco S&P MidCap 400® GARP ETF | Invesco S&P MidCap 400 GARP ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.61%	10.53%		11.05%
Performance Inception Date		Dec. 03, 2010
Invesco S&P MidCap 400® GARP ETF | Invesco S&P MidCap 400 GARP ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.28%	10.24%		10.67%
Invesco S&P MidCap 400® GARP ETF | Invesco S&P MidCap 400 GARP ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.71%	8.32%		9.03%
Invesco S&P MidCap 400® GARP ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	9.12%		10.72%
Invesco S&P MidCap 400® GARP ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap 400® GARP ETF | S&P MidCap 400® GARP Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[28]		7.98%
Invesco S&P MidCap 400® GARP ETF | Blended - Invesco S&P MidCap 400® GARP Benchmark (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[29]		7.98%	10.93%		11.50%
Invesco S&P MidCap 400® Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.74%	5.87%		8.36%
Performance Inception Date		Mar. 01, 2006
Invesco S&P MidCap 400® Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.66%	5.72%		8.19%
Invesco S&P MidCap 400® Pure Growth ETF | Invesco S&P MidCap 400 Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.28%	4.55%		6.77%
Invesco S&P MidCap 400® Pure Growth ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap 400® Pure Growth ETF | S&P MidCap 400® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			9.09%	6.20%		8.67%
Invesco S&P MidCap 400® Pure Growth ETF | S&P MidCap 400® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.46%	7.12%		10.44%
Invesco S&P MidCap 400® Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.55%	13.62%		12.23%
Performance Inception Date		Mar. 01, 2006
Invesco S&P MidCap 400® Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.00%	13.14%		11.72%
Invesco S&P MidCap 400® Pure Value ETF | Invesco S&P MidCap 400 Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.83%	10.85%		10.02%
Invesco S&P MidCap 400® Pure Value ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap 400® Pure Value ETF | S&P MidCap 400® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.91%	14.00%		12.58%
Invesco S&P MidCap 400® Pure Value ETF | S&P MidCap 400® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.58%	11.01%		10.69%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			12.97%	12.98%		17.29%
Performance Inception Date		Mar. 03, 2005
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.75%	12.76%		17.12%
Invesco S&P MidCap Momentum ETF | Invesco S&P MidCap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			7.82%	10.34%		14.77%
Invesco S&P MidCap Momentum ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	9.12%		10.72%
Invesco S&P MidCap Momentum ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap Momentum ETF | S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[30]		13.40%	13.38%
Invesco S&P MidCap Momentum ETF | Blended - S&P MidCap 400® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[31]		13.40%	13.38%		17.71%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF
Prospectus [Line Items]
Average Annual Return, Percent			4.80%	10.93%		12.73%
Performance Inception Date		Dec. 01, 2006
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			4.63%	10.29%		12.21%
Invesco S&P MidCap Quality ETF | Invesco S&P MidCap Quality ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.95%	8.48%		10.47%
Invesco S&P MidCap Quality ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	9.12%		10.72%
Invesco S&P MidCap Quality ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap Quality ETF | S&P MidCap 400® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[32]		5.08%	11.22%
Invesco S&P MidCap Quality ETF | Blended - S&P MidCap 400® Quality Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[33]		5.08%	11.22%		13.00%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			18.59%	13.83%		12.15%
Performance Inception Date		Mar. 03, 2005
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			17.92%	13.36%		11.60%
Invesco S&P MidCap Value with Momentum ETF | Invesco S&P MidCap Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.35%	11.01%		9.94%
Invesco S&P MidCap Value with Momentum ETF | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			7.50%	9.12%		10.72%
Invesco S&P MidCap Value with Momentum ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P MidCap Value with Momentum ETF | S&P MidCap 400® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[34]		19.06%	14.26%
Invesco S&P MidCap Value with Momentum ETF | Blended - S&P MidCap 400® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[35]		19.06%	14.26%		12.55%
Invesco S&P SmallCap 600® Pure Growth ETF | Invesco S&P SmallCap 600® Pure Growth ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.18%	4.37%		8.12%
Performance Inception Date		Mar. 01, 2006
Invesco S&P SmallCap 600® Pure Growth ETF | Invesco S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			10.06%	4.10%		7.87%
Invesco S&P SmallCap 600® Pure Growth ETF | Invesco S&P SmallCap 600® Pure Growth ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.08%	3.32%		6.53%
Invesco S&P SmallCap 600® Pure Growth ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P SmallCap 600® Pure Growth ETF | S&P SmallCap 600® Pure Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.54%	4.71%		8.47%
Invesco S&P SmallCap 600® Pure Growth ETF | S&P SmallCap 600® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			5.37%	5.53%		9.82%
Invesco S&P SmallCap 600® Pure Value ETF | Invesco S&P SmallCap 600® Pure Value ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.56%	13.82%		9.33%
Performance Inception Date		Mar. 01, 2006
Invesco S&P SmallCap 600® Pure Value ETF | Invesco S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			8.04%	13.44%		8.96%
Invesco S&P SmallCap 600® Pure Value ETF | Invesco S&P SmallCap 600® Pure Value ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.26%	11.02%		7.53%
Invesco S&P SmallCap 600® Pure Value ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P SmallCap 600® Pure Value ETF | S&P SmallCap 600® Pure Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.83%	14.21%		9.65%
Invesco S&P SmallCap 600® Pure Value ETF | S&P SmallCap 600® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.70%	8.96%		9.64%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			9.81%	9.59%		12.25%
Performance Inception Date		Mar. 03, 2005
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.59%	9.37%		12.04%
Invesco S&P SmallCap Momentum ETF | Invesco S&P SmallCap Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.93%	7.55%		10.18%
Invesco S&P SmallCap Momentum ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P SmallCap Momentum ETF | S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[36]		10.25%	10.02%
Invesco S&P SmallCap Momentum ETF | Blended - S&P SmallCap 600® Momentum Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[37]		10.25%	10.02%		12.55%
Invesco S&P SmallCap Momentum ETF | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%	7.31%		9.81%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.59%	12.29%		11.63%
Performance Inception Date		Mar. 03, 2005
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			6.89%	11.77%		11.07%
Invesco S&P SmallCap Value with Momentum ETF | Invesco S&P SmallCap Value with Momentum ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.81%	9.71%		9.48%
Invesco S&P SmallCap Value with Momentum ETF | S&P Composite 1500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.02%	13.96%		14.46%
Invesco S&P SmallCap Value with Momentum ETF | S&P SmallCap 600® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			6.02%	7.31%		9.81%
Invesco S&P SmallCap Value with Momentum ETF | S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[38]		8.04%	12.74%
Invesco S&P SmallCap Value with Momentum ETF | Blended - S&P SmallCap 600® High Momentum Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[39]		8.04%	12.74%		12.02%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF
Prospectus [Line Items]
Average Annual Return, Percent			21.42%	12.99%		10.85%
Performance Inception Date		Dec. 15, 2006
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			21.37%	12.86%		10.60%
Invesco S&P Spin-Off ETF | Invesco S&P Spin-Off ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			12.71%	10.37%		8.89%
Invesco S&P Spin-Off ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco S&P Spin-Off ETF | S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			22.17%	13.65%		12.14%
Invesco S&P Spin-Off ETF | Blended - S&P U.S. Spin-Off Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[40]		22.17%	13.65%		11.48%
Invesco S&P Spin-Off ETF | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.60%	8.67%		11.01%
Invesco Semiconductors ETF | Invesco Semiconductors ETF
Prospectus [Line Items]
Average Annual Return, Percent			36.31%	18.02%		25.63%
Performance Inception Date		Jun. 23, 2005
Invesco Semiconductors ETF | Invesco Semiconductors ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			36.24%	17.94%		25.51%
Invesco Semiconductors ETF | Invesco Semiconductors ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			21.48%	14.64%		22.56%
Invesco Semiconductors ETF | NASDAQ® Composite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.14%	13.35%		17.66%
Invesco Semiconductors ETF | Dynamic Semiconductor Intellidex® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			37.04%	18.67%		26.39%
Invesco Semiconductors ETF | S&P Composite 1500® Semiconductor Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			43.52%	38.41%		33.26%
Invesco Water Resources ETF | Invesco Water Resources ETF
Prospectus [Line Items]
Average Annual Return, Percent			7.52%	9.18%		13.01%
Performance Inception Date		Dec. 06, 2005
Invesco Water Resources ETF | Invesco Water Resources ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.37%	9.06%		12.89%
Invesco Water Resources ETF | Invesco Water Resources ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			4.54%	7.25%		10.91%
Invesco Water Resources ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Water Resources ETF | Nasdaq OMX US WaterTM Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.18%	9.93%		13.75%
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF
Prospectus [Line Items]
Average Annual Return, Percent			53.83%	(19.76%)		4.63%
Performance Inception Date		Mar. 03, 2005
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			53.31%	(20.49%)		3.83%
Invesco WilderHill Clean Energy ETF | Invesco WilderHill Clean Energy ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			31.86%	(13.41%)		3.37%
Invesco WilderHill Clean Energy ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco WilderHill Clean Energy ETF | WilderHill Clean Energy Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			53.00%	(21.16%)		3.19%
Invesco WilderHill Clean Energy ETF | Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			13.01%	3.18%		9.57%
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent			8.16%	9.25%		10.27%
Performance Inception Date		Apr. 02, 2007
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.73%	8.90%		9.84%
Invesco Zacks Mid-Cap ETF | Invesco Zacks Mid-Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.07%	7.28%		8.35%
Invesco Zacks Mid-Cap ETF | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%		14.29%
Invesco Zacks Mid-Cap ETF | Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			10.60%	8.67%		11.01%
Invesco Zacks Mid-Cap ETF | Zacks Mid-Cap Core Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			8.97%	10.04%		11.06%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF
Prospectus [Line Items]
Average Annual Return, Percent			10.71%	10.40%		8.29%
Performance Inception Date		Sep. 21, 2006
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			9.23%	9.05%		6.86%
Invesco Zacks Multi-Asset Income ETF | Invesco Zacks Multi-Asset Income ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.63%	7.80%		6.10%
Invesco Zacks Multi-Asset Income ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%	14.42%		14.82%
Invesco Zacks Multi-Asset Income ETF | Zacks Multi-Asset Income Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			11.56%	10.80%		8.87%

[1]	Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
[2]	The Blended-Invesco AI and Next Gen Software Benchmark reflects the performance of the Dynamic Software Intellidex® Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[3]	Prior to its commencement date of December 5, 2023, performance for the Underlying Index is not available.
[4]	The Blended-Invesco Bloomberg Analyst Rating Improvers ETF Benchmark reflects the performance of the Raymond James SB-1 Equity Index, the previous underlying index, through March 22, 2024, and the Underlying Index thereafter.
[5]	Prior to its commencement date of July 21, 2023, performance for the Underlying Index is not available.
[6]	The Blended-Invesco Bloomberg MVP Multi-Factor Benchmark reflects the performance of the Dynamic Market Intellidex® Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[7]	Prior to the commencement date of February 23, 2021, performance for the Underlying Index is not available.
[8]	The Blended - ICE Exchange-Listed Fixed Rate Financial Preferred Securities Index reflects the performance of the Wells Fargo Hybrid and Preferred Securities Financial Index, the previous underlying index, for the period through June 30, 2021 and the Underlying Index thereafter.
[9]	Prior to its commencement date of December 2, 2020, performance for the Underlying Index is not available.
[10]	The Blended-MSCI Global Environment Select Index reflects the performance of The Cleantech Index TM, the previous underlying index, for the period through March 24, 2021 and the Underlying Index thereafter.
[11]	Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
[12]	The Blended-Invesco Next Gen Connectivity Benchmark reflects the performance of the Dynamic Networking IntellidexSM Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[13]	Prior to its commencement date of June 26, 2023, performance for the Underlying Index is not available.
[14]	The Blended-Invesco Next Gen Media and Gaming Benchmark reflects the performance of the Dynamic Media IntellidexSM Index, the previous underlying index, through August 25, 2023, and the Underlying Index thereafter.
[15]	Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available.
[16]	The Custom Invesco RAFI U.S. 1000 ETF Benchmark performance is comprised of the performance of the FTSE RAFI™ US 1000 Index, the previous underlying index, through March 21, 2025, followed by the performance of the Underlying Index thereafter.
[17]	Prior to its commencement date of December 9, 2024, performance for the Underlying Index is not available.
[18]	The Custom Invesco RAFI U.S. 1500 Small-Mid ETF Benchmark performance is comprised of the performance of the FTSE RAFI™ US 1500 Mid Small Index, the previous underlying index, through March 21, 2025, followed by the performance of the Underlying Index thereafter.
[19]	The Blended-S&P 100® Equal Weight Index reflects the performance of the Russell Top 200® Equal Weight Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[20]	Prior to its commencement date of February 25, 2019, performance for the Underlying Index is not available.
[21]	The Blended-S&P 500® GARP Index reflects the performance of the Russell Top 200® Pure Growth Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[22]	Prior to its commencement date of March 6, 2017, performance for the Underlying Index is not available.
[23]	The Blended-S&P 500® High Momentum Value Index reflects the performance of the Russell Top 200® Pure Value Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[24]	Prior to its commencement date of November 15, 2021, performance for the Underlying Index is not available.
[25]	The Custom Invesco S&P 500® Equal Weight Energy ETF Benchmark reflects the performance of the S&P 500 Equal Weight Energy Index, the previous underlying index, prior to March 19, 2022, and the Underlying Index thereafter.
[26]	The Blended-S&P 500® Quality Index reflects the performance of the S&P 500® High Quality Rankings Index, the previous underlying index, for the period prior to March 19, 2016, and the Underlying Index thereafter.
[27]	The Blended-S&P 500® Top 50 Index reflects the performance of the Russell Top 50® Mega Cap Index, the previous underlying index, prior to January 26, 2016, and the Underlying Index thereafter.
[28]	Prior to its commencement date of May 1, 2023, performance for the Underlying Index is not available.
[29]	The Blended - Invesco S&P MidCap 400® GARP Benchmark reflects the performance of the Russell MidCap® Equal Weight Index, a previous underlying index, prior to January 26, 2016, the S&P MidCap 400® Equal Weight Index, the previous underlying index, from January 26, 2016 through August 25, 2023, and the Underlying Index thereafter.
[30]	Prior to its commencement date of November 13, 2017, performance for the Underlying Index is not available.
[31]	The Blended-S&P MidCap 400® Momentum Index reflects the performance of the Russell Midcap Pure Growth Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[32]	Prior to its commencement date of November 13, 2017, performance for the Underlying Index is not available.
[33]	The Blended-S&P MidCap 400® Quality Index reflects the performance of the Russell Midcap® Equal Weight Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[34]	Prior to its commencement date of February 19, 2019, performance for the Underlying Index is not available.
[35]	The Blended-S&P MidCap 400® High Momentum Value Index reflects the performance of the Russell Midcap Pure Value Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[36]	Prior to its commencement date of January 4, 2018, performance for the Underlying Index is not available.
[37]	The Blended-S&P SmallCap 600® Momentum Index reflects the performance of the Russell 2000® Pure Growth Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[38]	Prior to its commencement date of February 19, 2019, performance for the Underlying Index is not available.
[39]	The Blended-S&P SmallCap 600® High Momentum Value Index reflects the performance of the Russell 2000® Pure Value Index, the previous underlying index, through June 21, 2019, and the Underlying Index thereafter.
[40]	The Blended-S&P U.S. Spin-Off Index reflects the performance of the Beacon Spin-Off Index, the previous underlying index, prior to May 20, 2016, and the Underlying Index thereafter.